Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended				81 Months Ended	129 Months Ended	132 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Mar. 31, 2013
Significant Accounting Policies [Abstract]
Date of agreement and plan of merger, "Merger Agreement" (Date)				Oct. 13, 2011
Percentage of acquisition (in Percent)				100.00%					100.00%
Common stock issued for each outstanding equity instrument of Q Therapeutics, Inc. (in Shares)				2.1633835					2.1633835
Percentage of shares issued and outstanding owned by Q Therapeutics stockholders (in Percent)				89.70%					89.70%
Effective date of acquisition (Date)				Oct. 13, 2011
Deficit accumulated during the development stage	$ 20,991,557			$ 20,492,278					$ 20,492,278	$ 20,991,557
Private placement of common stock, gross			4,018,047
Cash equivalents				0	0				0
Period of no payment, grant receivable considered as past due (in Duration)	30 days			30 days
Period during which institutions customarily pay grants (in Duration)				60 days
Period during which the company has incurred no losses relating to bad debts (in Duration)				2 years
Sub-award received to help fund manufacturing and pre-clinical safety studies for Q-Cells	631,383			631,383
Grant revenue	5,501	0		485,031	10,173				1,090,259	1,095,760
Grant revenue from sub-award, included in grant receivable balance	483,303			477,802	0				477,802	483,303
Grants receivable, sub-award	1,834									1,834
Concentration Risk [Line Items]
Impairment of property and equipment and other long-lived assets				0	0
Stock-based compensation expense	25,438	29,308		160,237	42,378	83,298	42,776	103,112	431,801	457,239
Tax years subject to federal and state tax examination (Date)				2009, 2010, 2011 and 2012
Research and development expense	$ 131,109	$ 224,207		$ 2,089,321	$ 444,834				$ 10,972,892	$ 11,104,001
Anti dilutive losses	15,907,458	15,707,202		15,844,958	14,717,466
One Supplier [Member]
Concentration Risk [Line Items]
Percent of research and development purchases (in Percent)				68.00%